Pioneer Fundamental Growth Fund
Schedule of Investments  |  December 31, 2024

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  12/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 98.7% of Net Assets
	Beverages — 1.6%
781,378	PepsiCo., Inc.	$ 118,816,339
	Total Beverages	$118,816,339

	Biotechnology — 2.0%
368,313(a)	Vertex Pharmaceuticals, Inc.	$ 148,319,645
	Total Biotechnology	$148,319,645

	Broadline Retail — 7.8%
2,649,471(a)	Amazon.com, Inc.	$ 581,267,443
	Total Broadline Retail	$581,267,443

	Capital Markets — 3.1%
115,951	FactSet Research Systems, Inc.	$ 55,688,946
1,165,990	Intercontinental Exchange, Inc.	173,744,170
	Total Capital Markets	$229,433,116

	Commercial Services & Supplies — 2.2%
1,374,162(a)	Copart, Inc.	$ 78,863,157
799,938	Veralto Corp.	81,473,686
	Total Commercial Services & Supplies	$160,336,843

	Communications Equipment — 2.6%
424,900	Motorola Solutions, Inc.	$ 196,401,527
	Total Communications Equipment	$196,401,527

	Electrical Equipment — 2.2%
336,498	Eaton Corp. Plc	$ 111,673,591
180,842	Rockwell Automation, Inc.	51,682,835
	Total Electrical Equipment	$163,356,426

	Electronic Equipment, Instruments & Components — 3.4%
3,640,404	Amphenol Corp., Class A	$ 252,826,058
	Total Electronic Equipment, Instruments & Components	$252,826,058

	Energy Equipment & Services — 1.6%
3,043,720	Schlumberger, NV	$ 116,696,225
	Total Energy Equipment & Services	$116,696,225

	Entertainment — 1.9%
1,266,377	Walt Disney Co.	$ 141,011,079
	Total Entertainment	$141,011,079

1Pioneer Fundamental Growth Fund | 12/31/24

Shares		Value
	Financial Services — 6.9%
683,816	Mastercard, Inc., Class A	$ 360,076,991
498,129	Visa, Inc., Class A	157,428,689
	Total Financial Services	$517,505,680

	Ground Transportation — 2.8%
3,496,376(a)	Uber Technologies, Inc.	$ 210,901,400
	Total Ground Transportation	$210,901,400

	Health Care Equipment & Supplies — 2.6%
368,126(a)	Intuitive Surgical, Inc.	$ 192,147,047
	Total Health Care Equipment & Supplies	$192,147,047

	Hotels, Restaurants & Leisure — 2.7%
41,136	Booking Holdings, Inc.	$ 204,380,925
	Total Hotels, Restaurants & Leisure	$204,380,925

	Household Products — 1.5%
1,226,321	Colgate-Palmolive Co.	$ 111,484,842
	Total Household Products	$111,484,842

	Insurance — 1.6%
497,269	Progressive Corp.	$ 119,150,625
	Total Insurance	$119,150,625

	Interactive Media & Services — 3.9%
1,532,607	Alphabet, Inc., Class C	$ 291,869,677
	Total Interactive Media & Services	$291,869,677

	Life Sciences Tools & Services — 3.3%
434,352	Danaher Corp.	$ 99,705,501
281,782	Thermo Fisher Scientific, Inc.	146,591,450
	Total Life Sciences Tools & Services	$246,296,951

	Machinery — 0.9%
264,382	Illinois Tool Works, Inc.	$ 67,036,700
	Total Machinery	$67,036,700

	Pharmaceuticals — 3.0%
288,677	Eli Lilly & Co.	$ 222,858,644
	Total Pharmaceuticals	$222,858,644

	Semiconductors & Semiconductor Equipment — 8.0%
1,051,566(a)	Advanced Micro Devices, Inc.	$ 127,018,657
135,591	ASML Holding NV	93,975,410
1,005,169	Microchip Technology, Inc.	57,646,442
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Schedule of Investments  |  12/31/24
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
1,216,585	NVIDIA Corp.	$ 163,375,200
1,014,646	QUALCOMM, Inc.	155,869,919
	Total Semiconductors & Semiconductor Equipment	$597,885,628

	Software — 18.6%
364,751(a)	Adobe, Inc.	$ 162,197,475
322,525	Intuit, Inc.	202,706,962
1,251,280	Microsoft Corp.	527,414,520
1,572,689	Oracle Corp.	262,072,895
688,688	Salesforce, Inc.	230,249,059
	Total Software	$1,384,640,911

	Specialty Retail — 8.9%
419,583	Home Depot, Inc.	$ 163,213,591
141,044(a)	O'Reilly Automotive, Inc.	167,249,976
1,027,967	Ross Stores, Inc.	155,500,568
1,470,942	TJX Cos., Inc.	177,704,503
	Total Specialty Retail	$663,668,638

	Technology Hardware, Storage & Peripherals — 5.6%
1,662,339	Apple, Inc.	$ 416,282,932
	Total Technology Hardware, Storage & Peripherals	$416,282,932

	Total Common Stocks (Cost $3,345,517,448)	$7,354,575,301

	SHORT TERM INVESTMENTS — 1.4% of Net Assets
	Open-End Fund — 1.4%
105,480,630(b)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 105,480,630
		$105,480,630

	TOTAL SHORT TERM INVESTMENTS (Cost $105,480,630)	$105,480,630

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $3,450,998,078)	$7,460,055,931
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(4,457,895)
	net assets — 100.0%	$7,455,598,036

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
3Pioneer Fundamental Growth Fund | 12/31/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,354,575,301	$—	$—	$7,354,575,301
Open-End Fund	105,480,630	—	—	105,480,630
Total Investments in Securities	$7,460,055,931	$—	$—	$7,460,055,931
During the period ended December 31, 2024, there were no transfers in or out of Level 3.
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